Investments (details) - Concentrations and Credit Quality - Credit Concentration Risk [Member] - Stockholders' Equity, Total [Member] - Minimum [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Investment disclosure details
Concentration risk as a percentage of shareholders' equity	5.00%	5.00%
Obligations of the Canadian government [Member]
Investment disclosure details
Concentration risk as a percentage of shareholders' equity		5.00%